Document And Entity Information	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	Fidelity Core Real Estate Fund
Entity Central Index Key	0001953520
Entity Emerging Growth Company	true
Entity File Number	000-56839
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	88-6504113
Entity Address, Address Line One	245 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	563-7000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE